Other (Income) Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Other (Income) Expenses

		Years ended December 31,
	Notes	2025	2024
Changes in asset retirement obligations at closed mines	14(a)	$8.0	$(13.4)
Write-down of assets		3.6	0.9
Other		3.2	3.3
		$14.8	$(9.2)